Nature of Business (Details)													3 Months Ended		12 Months Ended
	Jun. 05, 2024	Apr. 22, 2024 USD ($) $ / shares shares	Jan. 03, 2024 USD ($) $ / shares shares	May 09, 2023 USD ($) $ / shares shares	May 02, 2023 $ / shares shares	Apr. 27, 2023 shares	Nov. 07, 2022 shares	Oct. 04, 2022 shares	Aug. 05, 2022 shares	May 06, 2022 shares	Apr. 27, 2022 shares	Feb. 07, 2022 shares	Mar. 31, 2024 USD ($) segment shares	Mar. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) segment shares	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Nature of business:
Number of operating segments | segment													2		2
Collaborative Arrangement, Revenue Not from Contract with Customer, Statement of Income or Comprehensive Income [Extensible Enumeration]															Revenues
Net loss													$ (1,915,327)	$ (1,046,109)	$ (6,140,730)	$ (13,798,339)
Net cash used in operating activities													(1,342,482)	(2,166,253)	(8,604,109)	(12,649,021)
Reclassification of Convertible Debt From Non-Current to current Liability													1,000,000
Number of shares sold														70,730
Cash and cash equivalents													7,091,548	10,265,850	8,446,158	13,359,615	$ 26,043,897
Net decrease in cash													$ 1,354,610	3,093,765	$ 4,913,457	12,684,282
Percentage change in cash and cash equivalent													16.00%		37.00%
Accumulated deficit													$ 227,619,503		$ 225,704,176	219,563,446
Working capital													607,499		$ 3,355,212	(2,663,721)
Working capital increase, decrease													$ (2,747,713)			$ 6,018,933
Working capital increase (decrease) as a percent													82.00%			226.00%
Common Stock, Shares, Issued | shares													657,900		648,761
Number of shares issued | shares						3	321	105	229	401	3	337
Repayment of debt principal														1,000,000	$ 7,000,000
Consideration paid recorded in general and administrative expense													$ 1,022,051	1,235,376	4,482,552	$ 6,692,904
Issuance of common stock for unexercised purchase option															50,000
Pontifax [Member]
Nature of business:
Repayment of debt principal															$ 5,000,000
Public Offering
Nature of business:
Total gross proceeds				$ 8,500,000
Shares issued price per share | $ / shares				$ 20.80
Exercise price of warrants | $ / shares				$ 0.001
Expiration term of warrants				5 years
Common Stock
Nature of business:
Number of shares sold														$ 1
Issuance of common stock for unexercised purchase option (in shares) | shares															1,978
Issuance of common stock for unexercised purchase option															$ 2
Common Stock | Public Offering
Nature of business:
Shares issued price per share | $ / shares				$ 20.80
Number of shares issued | shares				143,844
Exercise price of warrants | $ / shares				$ 24.00
Subsequent Event
Nature of business:
Shares issued price per share | $ / shares		$ 6.40
Reverse stock spilt effective from June 5, 2024	0.625
Subsequent Event | Public Offering
Nature of business:
Total gross proceeds		$ 4,750,000
Shares issued price per share | $ / shares		$ 6.40
Number of shares issued | shares				143,844
Exercise price of warrants | $ / shares		$ 0.02
Expiration term of warrants		5 years
Net proceeds		$ 4,300,000
Subsequent Event | Common Stock | Public Offering
Nature of business:
Number of shares issued | shares		204,694
Exercise price of warrants | $ / shares		$ 6.40
Pre-funded warrants | Public Offering
Nature of business:
Number of common warrants to purchase shares issued | shares				264,813
Pre-funded warrants | Subsequent Event | Public Offering
Nature of business:
Number of common warrants to purchase shares issued | shares		537,500
Exercise price of warrants | $ / shares		$ 0.02
Common warrants | Public Offering
Nature of business:
Number of common warrants to purchase shares issued | shares				408,656
Common warrants | Subsequent Event | Public Offering
Nature of business:
Number of common warrants to purchase shares issued | shares		742,194
Exercise price of warrants | $ / shares		$ 6.40
Expiration term of warrants		5 years
Convertible Debt
Nature of business:
Total gross proceeds			$ 100,000
Shares issued price per share | $ / shares			$ 10.88
Number of shares issued | shares			9,139
Repayment of debt principal			$ 99,416
CiVax
Nature of business:
Revenue from collaborative arrangement															$ 1,500,000
Term (in years)															2 years
HyBryte
Nature of business:
Revenue from collaborative arrangement													$ 1,100,000		$ 1,100,000
Term (in years)													4 years		4 years
NIH
Nature of business:
Government grant funding													$ 673,000,000,000		$ 844,000
Exclusive option agreement | Common Stock
Nature of business:
Shares issued price per share | $ / shares					$ 25.28
Number of shares issued | shares					1,978
B Riley Sales Agreement [Member]
Nature of business:
Number of shares sold															3,091,462	79,354
B Riley Sales Agreement [Member] | Common Stock
Nature of business:
Number of shares sold															$ 53	$ 1